Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statement [abstract]
General and administrative expense	$ (19,890)	$ (18,944)	$ (17,448)
Operating income	224,972	210,637	193,110
Interest income	3,139	3,918	4,485
Other financial expense	(2,396)	(2,088)	(1,984)
Profit for the year	210,962	181,460	161,397
Parent Company [Member]
Condensed Income Statement [abstract]
Impairment charge	(954)	(999)	(699)
Dividend income	232,497	275,400	119,514
General and administrative expense	(19,813)	(18,566)	(17,651)
Operating income	211,730	255,835	101,164
Interest income	860	938	9,114
Other financial expense	(158)	(27)	(72)
Profit for the year	$ 212,433	$ 256,746	$ 110,206